Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets Held-for-sale, Long Lived [Abstract]
Schedule of Changes in the Carrying Value of Assets Held For Sale
The changes in the carrying value of assets held for sale are as follows:

	Japan	The Netherlands	Total
Balance January 1, 2011	6,070	277	6,347
Foreign currency translation effect	515	—	515
Balance December 31, 2011	6,585	277	6,862
Foreign currency translation effect	(864)	—	(864)
Balance December 31, 2012	5,721	277	5,998